Distribution Date:	02/18/26	WFRBS Commercial Mortgage Trust 2014-C23
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 2)	16		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	17	Administrator	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939HAU9	1.663000%	43,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939HAV7	3.185000%	33,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939HAW5	3.711000%	8,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939HAX3	3.650000%	245,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92939HAY1	3.917000%	257,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92939HAZ8	3.636000%	70,822,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939HBA2	4.210000%	56,451,000.00	45,252,255.98	39,144,142.34	158,760.00	0.00	0.00	39,302,902.34	6,108,113.64	97.37%	24.00%
B	92939HBB0	4.278332%	44,691,000.00	44,691,000.00	0.00	159,335.79	0.00	0.00	159,335.79	44,691,000.00	78.10%	19.25%
C	92939HBC8	3.751332%	35,281,000.00	35,281,000.00	0.00	110,292.30	0.00	0.00	110,292.30	35,281,000.00	62.88%	15.50%
D	92939HAJ4	3.894332%	76,444,000.00	76,444,000.00	0.00	77,407.30	0.00	0.00	77,407.30	76,444,000.00	29.92%	7.38%
E	92939HAL9	3.400000%	11,761,000.00	11,761,000.00	0.00	0.00	0.00	0.00	0.00	11,761,000.00	24.85%	6.13%
F	92939HAN5	3.400000%	17,641,000.00	17,641,000.00	0.00	0.00	0.00	0.00	0.00	17,641,000.00	17.24%	4.25%
G	92939HAQ8	3.400000%	39,986,629.00	39,986,629.00	0.00	0.00	0.00	0.00	0.00	39,986,629.00	0.00%	0.00%
R	92939HAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			940,849,630.00	271,056,884.98	39,144,142.34	505,795.39	0.00	0.00	39,649,937.73	231,912,742.64

X-A	92939HBE4	0.068332%	715,045,000.00	45,252,255.98	0.00	2,576.83	0.00	0.00	2,576.83	6,108,113.64
X-B	92939HBF1	0.306539%	156,416,000.00	156,416,000.00	0.00	39,956.32	0.00	0.00	39,956.32	156,416,000.00
X-C	92939HAA3	0.878332%	11,761,000.00	11,761,000.00	0.00	8,608.39	0.00	0.00	8,608.39	11,761,000.00
X-D	92939HAC9	0.878332%	17,641,000.00	17,641,000.00	0.00	12,912.22	0.00	0.00	12,912.22	17,641,000.00
X-E	92939HAE5	0.878332%	39,986,629.00	39,986,629.00	0.00	29,267.96	0.00	0.00	29,267.96	39,986,629.00
X-Y	92939HAG0	0.000000%	39,033,711.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			979,883,340.00	271,056,884.98	0.00	93,321.72	0.00	0.00	93,321.72	231,912,742.64

Deal Distribution Total					39,144,142.34	599,117.11	0.00	0.00	39,743,259.45

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939HAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939HAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939HAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939HAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92939HAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92939HAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939HBA2	801.62009495	693.41804999	2.81235053	0.00000000	0.00000000	0.00000000	0.00000000	696.23040052	108.20204496
B	92939HBB0	1,000.00000000	0.00000000	3.56527690	0.00000000	0.00000000	0.00000000	0.00000000	3.56527690	1,000.00000000
C	92939HBC8	1,000.00000000	0.00000000	3.12611037	0.00000000	0.00000000	0.00000000	0.00000000	3.12611037	1,000.00000000
D	92939HAJ4	1,000.00000000	0.00000000	1.01260138	2.23267555	4.75247972	0.00000000	0.00000000	1.01260138	1,000.00000000
E	92939HAL9	1,000.00000000	0.00000000	0.00000000	2.83333305	11.33333220	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92939HAN5	1,000.00000000	0.00000000	0.00000000	2.83333314	11.33333258	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92939HAQ8	1,000.00000000	0.00000000	0.00000000	2.83333336	40.48752572	0.00000000	0.00000000	0.00000000	1,000.00000000
R	92939HAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939HBE4	63.28588548	0.00000000	0.00360373	0.00000000	0.00000000	0.00000000	0.00000000	0.00360373	8.54227865
X-B	92939HBF1	1,000.00000000	0.00000000	0.25544906	0.00000000	0.00000000	0.00000000	0.00000000	0.25544906	1,000.00000000
X-C	92939HAA3	1,000.00000000	0.00000000	0.73194371	0.00000000	0.00000000	0.00000000	0.00000000	0.73194371	1,000.00000000
X-D	92939HAC9	1,000.00000000	0.00000000	0.73194377	0.00000000	0.00000000	0.00000000	0.00000000	0.73194377	1,000.00000000
X-E	92939HAE5	1,000.00000000	0.00000000	0.73194367	0.00000000	0.00000000	0.00000000	0.00000000	0.73194367	1,000.00000000
X-Y	92939HAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/26 - 01/30/26	30	0.00	2,576.83	0.00	2,576.83	0.00	0.00	0.00	2,576.83	0.00
X-B	01/01/26 - 01/30/26	30	0.00	39,956.32	0.00	39,956.32	0.00	0.00	0.00	39,956.32	0.00
X-C	01/01/26 - 01/30/26	30	0.00	8,608.39	0.00	8,608.39	0.00	0.00	0.00	8,608.39	0.00
X-D	01/01/26 - 01/30/26	30	0.00	12,912.22	0.00	12,912.22	0.00	0.00	0.00	12,912.22	0.00
X-E	01/01/26 - 01/30/26	30	0.00	29,267.96	0.00	29,267.96	0.00	0.00	0.00	29,267.96	0.00
X-Y	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/26 - 01/30/26	30	0.00	158,760.00	0.00	158,760.00	0.00	0.00	0.00	158,760.00	0.00
B	01/01/26 - 01/30/26	30	0.00	159,335.79	0.00	159,335.79	0.00	0.00	0.00	159,335.79	0.00
C	01/01/26 - 01/30/26	30	0.00	110,292.30	0.00	110,292.30	0.00	0.00	0.00	110,292.30	0.00
D	01/01/26 - 01/30/26	30	192,623.91	248,081.96	0.00	248,081.96	170,674.65	0.00	0.00	77,407.30	363,298.56
E	01/01/26 - 01/30/26	30	99,968.49	33,322.83	0.00	33,322.83	33,322.83	0.00	0.00	0.00	133,291.32
F	01/01/26 - 01/30/26	30	149,948.49	49,982.83	0.00	49,982.83	49,982.83	0.00	0.00	0.00	199,931.32
G	01/01/26 - 01/30/26	30	1,505,664.22	113,295.45	0.00	113,295.45	113,295.45	0.00	0.00	0.00	1,618,959.67
Totals			1,948,205.11	966,392.88	0.00	966,392.88	367,275.76	0.00	0.00	599,117.11	2,315,480.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PEX	92939HBD6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	92939HBA2	4.210000%	56,451,000.00	45,252,255.98	39,144,142.34	158,760.00	0.00	0.00	39,302,902.34	6,108,113.64
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939HBB0	4.278332%	44,691,000.00	44,691,000.00	0.00	159,335.79	0.00	0.00	159,335.79	44,691,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939HBC8	3.751332%	35,281,000.00	35,281,000.00	0.00	110,292.30	0.00	0.00	110,292.30	35,281,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			136,423,000.04	125,224,255.98	39,144,142.34	428,388.09	0.00	0.00	39,572,530.43	86,080,113.64

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-S (Cert)	92939HBA2	801.62009495	693.41804999	2.81235053	0.00000000	0.00000000	0.00000000	0.00000000	696.23040052	108.20204496
A-S (PEX)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (Cert)	92939HBB0	1,000.00000000	0.00000000	3.56527690	0.00000000	0.00000000	0.00000000	0.00000000	3.56527690	1,000.00000000
B (PEX)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (Cert)	92939HBC8	1,000.00000000	0.00000000	3.12611037	0.00000000	0.00000000	0.00000000	0.00000000	3.12611037	1,000.00000000
C (PEX)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	39,743,259.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,004,128.18	Master Servicing Fee	4,855.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	907.16
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	116.61
ARD Interest	0.00	Trust Advisor Fee	209.82
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,004,128.18	Total Fees	6,299.58

Principal		Expenses/Reimbursements
Scheduled Principal	190,538.97	Reimbursement for Interest on Advances	53,758.14
Unscheduled Principal Collections		ASER Amount	292,152.83
Principal Prepayments	22,186,017.76	Special Servicing Fees (Monthly)	24,841.52
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(3,741.24)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	16,767,585.61	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	39,144,142.34	Total Expenses/Reimbursements	367,011.25

		Interest Reserve Deposit	32,188.02

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	599,117.11
Excess Liquidation Proceeds	487.78	Principal Distribution	39,144,142.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	487.78	Total Payments to Certificateholders and Others	39,743,259.45
Total Funds Collected	40,148,758.30	Total Funds Distributed	40,148,758.30

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	270,845,878.66	270,845,878.66	Beginning Certificate Balance	271,056,884.98
(-) Scheduled Principal Collections	190,538.97	190,538.97	(-) Principal Distributions	39,144,142.34
(-) Unscheduled Principal Collections	38,953,603.37	38,953,603.37	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	231,701,736.32	231,701,736.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	271,505,635.10	271,505,635.10	Ending Certificate Balance	231,912,742.64
Ending Actual Collateral Balance	232,276,758.42	232,276,758.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	211,006.32
Beginning Cumulative Advances	0.00	211,006.68	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	211,006.32
Ending Cumulative Advances	0.00	211,006.68	Net WAC Rate	4.28%
			UC / (OC) Interest	752.30
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	2	90,790,378.43	39.18%	(15)	4.5465	0.974869
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	1	24,241,357.89	10.46%	(18)	4.5000	1.210600
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	116,670,000.00	50.35%	(17)	4.0500	2.060000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	47,971,916.21	20.70%	(12)	4.4901	0.840088	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	1	67,059,820.11	28.94%	(18)	4.5700	1.156500	Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	1	116,670,000.00	50.35%	(17)	4.0500	2.060000
Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	116,670,000.00	50.35%	(17)	4.0500	2.060000
							Mixed Use	5	75,235,729.95	32.47%	(18)	4.5624	1.162379
Maryland	1	687,291.90	0.30%	(18)	4.5000	1.210600
							Office	5	149,048,981.34	64.33%	(15)	4.1446	1.756228
New York	2	90,790,378.43	39.18%	(15)	4.5465	0.974869
							Retail	8	7,417,025.04	3.20%	(18)	4.5000	1.210600
Virginia	4	5,369,467.93	2.32%	(18)	4.5000	1.210600
							Totals	18	231,701,736.32	100.00%	(16)	4.2916	1.545934
Washington, DC	10	18,184,598.06	7.85%	(18)	4.5000	1.210600

Totals	18	231,701,736.32	100.00%	(16)	4.2916	1.545934

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	116,670,000.00	50.35%	(17)	4.0500	2.060000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	47,971,916.21	20.70%	(12)	4.4901	0.840088	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	67,059,820.11	28.94%	(18)	4.5700	1.156500	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
	Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	61 months or less	4	231,701,736.32	100.00%	(16)	4.2916	1.545934	Interest Only	1	116,670,000.00	50.35%	(17)	4.0500	2.060000
62 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	47,971,916.21	20.70%	(12)	4.4901	0.840088
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	1	67,059,820.11	28.94%	(18)	4.5700	1.156500
	Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	183,729,820.11	79.30%	(17)	4.2398	1.730230			No outstanding loans in this group
	13 months to 24 months	1	24,241,357.89	10.46%	(18)	4.5000	1.210600
	25 months or greater	1	23,730,558.32	10.24%	(5)	4.4800	0.461600
	Totals	4	231,701,736.32	100.00%	(16)	4.2916	1.545934
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310925932	OF	Los Angeles	CA	Actual/360	4.050%	406,886.62	0.00	0.00	N/A	09/01/24	--	116,670,000.00	116,670,000.00	10/01/25
3	310925839	MU	New York	NY	Actual/360	4.570%	264,268.67	93,932.15	0.00	N/A	08/11/24	08/11/27	67,153,752.26	67,059,820.11	08/11/25
4	440000401	Various Various		Various	Actual/360	4.500%	158,909.66	16,767,585.61	0.00	N/A	08/01/24	08/01/27	41,008,943.50	24,241,357.89	02/01/26
6	440000420	OF	Albany	NY	Actual/360	4.480%	91,756.34	54,206.11	0.00	N/A	09/01/25	09/01/26	23,784,764.43	23,730,558.32	02/06/26
9	820923764	RT	Antioch	CA	Actual/360	4.300%	82,306.89	22,228,418.47	0.00	N/A	07/11/24	07/11/25	22,228,418.47	0.00	02/11/26
Totals							1,004,128.18	39,144,142.34	0.00				270,845,878.66	231,701,736.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,700,416.00	27,671,472.25	01/01/25	09/30/25	10/01/25	65,206,063.00	905,132.60	178,112.92	1,380,165.53	0.00	0.00
3	27,593,331.00	6,753,042.64	01/01/25	03/31/25	01/14/26	16,811,829.05	131,739.36	290,897.61	2,010,576.36	0.00	0.00
4	4,995,361.07	1,170,019.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	789,122.45	514,955.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,639,843.00	405,488.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	71,718,073.52	36,514,977.84				82,017,892.05	1,036,871.96	469,010.53	3,390,741.89	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	440000401	16,767,585.61	Partial Liquidation (Curtailment)	0.00	0.00
9	820923764	22,186,017.76	Disposition	0.00	0.00
Totals		38,953,603.37		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	1	67,059,820.11	0	0.00	0	0.00	0	0.00	1	16,767,585.61	1	22,186,017.76	4.291620%	4.067511%	(16)
01/16/26	0	0.00	0	0.00	1	67,153,752.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305343%	4.088139%	(16)
12/17/25	0	0.00	0	0.00	1	67,247,316.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305468%	4.088271%	(15)
11/18/25	0	0.00	0	0.00	1	67,349,029.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305603%	4.088412%	(14)
10/20/25	0	0.00	1	67,441,827.97	0	0.00	0	0.00	0	0.00	1	67,441,827.97	0	0.00	0	0.00	4.305727%	4.088542%	(13)
09/17/25	1	67,542,803.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.305860%	4.150847%	(12)
08/15/25	1	67,634,842.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,364,085.64	0	0.00	4.305988%	4.113303%	(11)
07/17/25	1	67,726,520.36	0	0.00	0	0.00	0	0.00	0	0.00	1	42,235,027.58	0	0.00	0	0.00	4.306975%	4.112494%	(10)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,019,777.04	0	0.00	4.307208%	4.112752%	(9)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,219,790.36	0	0.00	0	0.00	4.308830%	4.093335%	(8)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309068%	4.093580%	(7)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.309274%	4.093797%	(6)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310925932	10/01/25	3	5	178,112.92	1,380,165.53	0.00	116,670,000.00	07/01/24	13
3	310925839	08/11/25	5	6	290,897.61	2,010,576.36	0.00	67,634,842.21	09/25/25	13
Totals					469,010.53	3,390,741.89	0.00	184,304,842.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		116,670,000	0	116,670,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		23,730,558	23,730,558	0		0
13 - 24 Months		91,301,178	24,241,358	67,059,820		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	231,701,736	47,971,916	0	0	183,729,820	0
Jan-26	270,845,879	64,793,708	0	22,228,418	183,823,752	0
Dec-25	271,035,685	64,847,706	0	22,270,663	183,917,316	0
Nov-25	271,238,895	87,219,865	0	0	184,019,029	0
Oct-25	271,427,189	87,315,361	0	67,441,828	116,670,000	0
Sep-25	271,628,941	87,416,137	67,542,803	0	116,670,000	0
Aug-25	271,823,561	65,075,349	67,634,842	0	139,113,370	0
Jul-25	273,227,893	66,346,552	67,726,520	0	139,154,821	0
Jun-25	273,573,334	156,903,334	0	0	116,670,000	0
May-25	275,909,894	114,707,070	0	0	161,202,825	0
Apr-25	276,268,828	114,905,252	0	0	161,363,577	0
Mar-25	276,583,008	115,088,370	0	0	161,494,638	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310925932	116,670,000.00	116,670,000.00	212,500,000.00	12/16/24	25,308,202.00	2.06000	09/30/25	09/01/24	I/O
3	310925839	67,059,820.11	67,634,842.21	555,000,000.00	07/16/14	6,628,187.14	1.15650	03/31/25	08/11/24	282
9	820923764	0.00	-	24,500,000.00	08/22/24	369,765.00	0.98830	03/31/24	07/11/24	222
Totals		183,729,820.11	184,304,842.21	792,000,000.00		32,306,154.14

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310925932	OF	CA	07/01/24	13

02.01.2026: The loan transferred to Special Servicing on 7/2/2024 for imminent maturity default and subsequently defaulted on the maturity date of 9/1/2024. The loan is secured by the fee simple interest in a 1,421,711 SF, high-rise office property l ocated in Los Angeles, CA. Special Servicing transferred to Mount Street effective 11/26/2024. The Borrower has executed a PNA and as such the replacement Special Servicer has had preliminary modification/extension discussions with the Borrower. Loan is cash managed. In April 2025, Special Servicer filed a foreclosure complaint and will continue to pursue rights and remedies as appropriate. A receiver was appointed on 5/20/2025. The property is 66.5%

occupied as of November 2025. The property and note are actively being marketed as of November 2025, and offers are being evaluated.

3	310925839	MU	NY	09/25/25	13

02.01.2026 - The Loan was transferred to Special Servicing on 9/26/2025 due to various defaults relating to the lockbox and loan payments, which stem from liens asserted by the condominium association that controls the development surrounding the collateral. Additional defaults exist relating to the failure to replace a guarantor. Collateral securing the loan is a multi-building mixed use portfolio located in New York, NY that totals 494k square feet. The properties were 99%

occupied as of 1Q 2025. Borrower has executed a pre-negotiation agreement. Special Servicer is dual tracking discussion with the borrower and foreclosure and receivership filings; foreclosure complaint was filed 1/9/2026, and receivership motion was filed on 1/27/2026.

9	820923764	RT	CA	07/17/25	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310925839	0.00	4.57000%	0.00	4.57000%	1	03/19/24	03/19/24	--
4	440000401	0.00	4.50000%	0.00	4.50000%	1	06/13/25	06/13/25	--
6	440000420	0.00	4.48000%	0.00	2.00000%	9	03/30/21	03/30/21	--
6	440000420	0.00	4.48000%	0.00	4.48000%	9	04/10/25	03/30/21	--
9	820923764	0.00	4.30000%	0.00	4.30000%	1	01/24/25	01/24/25	--
26	302530026	0.00	4.66000%	0.00	4.66000%	9	10/28/20	10/15/20	--
42	416000159	4,119,101.43	4.80000%	4,119,101.43	4.80000%	10	07/01/20	06/01/20	08/11/20
42	416000159	0.00	4.80000%	0.00	4.80000%	10	08/11/20	06/01/20	07/01/20
Totals		4,119,101.43		4,119,101.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	820923764 02/18/26	22,228,418.47	24,500,000.00	23,205,123.40	391,925.24	23,205,123.40	22,813,198.16	0.00	0.00	0.00	0.00	0.00%
27	440000412 01/17/25	7,308,231.77	10,200,000.00	7,932,696.12	624,464.35	7,932,696.12	7,308,231.77	0.00	0.00	0.00	0.00	0.00%
88	410922481 10/18/24	977,576.76	2,430,000.00	1,047,203.61	63,238.80	1,047,203.61	983,964.81	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		22,228,418.47	24,500,000.00	23,205,123.40	391,925.24	23,205,123.40	22,813,198.16	0.00	0.00	0.00	0.00
Cumulative Totals		30,514,227.00	37,130,000.00	32,185,023.13	1,079,628.39	32,185,023.13	31,105,394.74	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	820923764	02/18/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	440000412	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
88	410922481	10/18/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	25,116.46	0.00	0.00	226,283.15	0.00	0.00	50,000.00	0.00	0.00	0.00
3	0.00	0.00	14,456.71	0.00	0.00	65,869.68	0.00	0.00	5,896.44	0.00	0.00	0.00
6	0.00	0.00	(1,459.62)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	(13,272.03)	0.00	(3,741.24)	0.00	0.00	0.00	(2,138.30)	0.00	0.00	0.00
Total	0.00	0.00	24,841.52	0.00	(3,741.24)	292,152.83	0.00	0.00	53,758.14	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		367,011.25

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Supplemental Notes
None

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